Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Goodwill	€ 2,105.5	€ 2,104.7
Intangible assets	2,461.3	2,463.8
Property, plant and equipment	602.2	595.2
Other non-current assets	7.6	7.0
Derivative financial instruments	3.0	0.4
Deferred tax assets	11.3	17.1
Total non-current assets	5,190.9	5,188.2
Current assets
Cash and cash equivalents	273.4	324.8
Inventories	470.8	440.6
Trade and other receivables	426.2	350.8
Current tax receivable	12.8	26.1
Derivative financial instruments	4.7	4.5
Total current assets	1,187.9	1,146.8
Total assets	6,378.8	6,335.0
Current liabilities
Trade and other payables	841.8	794.9
Current tax payable	166.5	193.4
Provisions	30.0	27.6
Loans and borrowings	33.7	32.6
Derivative financial instruments	10.1	19.4
Total current liabilities	1,082.1	1,067.9
Non-current liabilities
Loans and borrowings	2,278.3	2,258.6
Employee benefits	140.2	138.4
Other non-current liabilities	0.3	0.4
Provisions	1.3	1.4
Derivative financial instruments	93.4	112.2
Deferred tax liabilities	265.7	259.3
Total non-current liabilities	2,779.2	2,770.3
Total liabilities	3,861.3	3,838.2
Net assets	2,517.5	2,496.8
Equity attributable to equity holders
Share capital and capital reserve	1,111.4	1,134.3
Share based compensation reserve	12.8	16.9
Translation reserve	104.7	102.4
Other reserves	(2.3)	(12.9)
Retained earnings	1,290.9	1,256.1
Equity attributable to owners of parent	€ 2,517.5	€ 2,496.8